Financial Instruments - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 6,857,902,604	$ 7,662,656,972
Weighted average [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	26.20%	23.30%
Not later than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 560,539,871	$ 563,741,567
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	431,001,246	438,138,090
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,622,245,214	2,015,296,273
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,013,702,556	3,293,507,578
3-6 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,230,413,717	$ 1,351,973,464